Average Annual Total Returns - StrategicAdvisersInternationalFund-PRO - StrategicAdvisersInternationalFund-PRO - Strategic Advisers International Fund	Apr. 29, 2025
Strategic Advisers International Fund | Return Before Taxes
Average Annual Return:
Past 1 year	4.81%
Past 5 years	5.42%
Past 10 years	5.76%
Strategic Advisers International Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.89%
Past 5 years	4.38%
Past 10 years	4.84%
Strategic Advisers International Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.54%
Past 5 years	4.17%
Past 10 years	4.53%
MS001
Average Annual Return:
Past 1 year	4.07%
Past 5 years	4.95%
Past 10 years	5.41%